Shareholders’ Equity (Details) - USD ($)				3 Months Ended	6 Months Ended
	May 07, 2024	Mar. 06, 2024	Mar. 04, 2024	Sep. 23, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 11, 2025	Mar. 31, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares		60,000			21,821,589			151,256	17,808,974
Ordinary share increased (in Dollars per share)					$ 0.12				$ 0.12
restricted ordinary shares canceled			1,091
Share issue costs (in Dollars)		$ 155,400
Stock-based compensation expense (in Dollars)						$ 77,700
Prepayments (in Dollars)						77,700
Provisions for share-based payments (in Dollars)	$ 830,000
Unprovided amount (in Dollars)						$ 94,955
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		60,000					1,306,500	150,000
Two Thousand Twenty Four ATM [Member]
Shareholders’ Equity [Line Items]
Ordinary shares					2,554,886
Gross proceeds (in Dollars)					$ 3,742,326
Ordinary share increased (in Dollars per share)					$ 1.46
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	288,000	60,000
Gross proceeds (in Dollars)				$ 2,607,126
Fair value for the restricted ordinary shares (in Dollars)	$ 924,955
H.C. Wainwright & Co., LLC [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)					$ 93,558
Board of Directors [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		120,000